Subsequent Events (Details) - USD ($)	1 Months Ended						12 Months Ended
	Jul. 31, 2020	Mar. 31, 2020	Mar. 20, 2020	Feb. 29, 2020	Aug. 31, 2019	Apr. 30, 2019	Dec. 31, 2019	Apr. 30, 2020	Jan. 31, 2020
Subsequent Events (Textual)
Issuance of shares							1,003,924
Consulting agreements, description							We entered into a consulting agreement for advisory services with an initial term of three months. Compensation will be paid in the form of shares of common stock at the rate of 10,000 shares per month. The shares will be fully vested at the time of issuance.We entered into a consulting agreement for advisory services with an initial term of six months. Compensation will be $15,000 plus 60,000 shares of common stock. The shares will be fully vested at the time of issuance.
Receivables financing agreement, description							We have entered into an agreement with a lender that provides advances against the collection of accounts receivable. Advances made under the agreement are generally repayable in 45 days from the date of the advance and bear interest at 1.5% per month.
Loans borrowed							$ 367,450
Subsequent Event [Member]
Subsequent Events (Textual)
Shares issued of commonstock	110,000
Issuance of shares of restricted common stock	12,000
Conversion of shares of commonstock	8,800
Bonus compensation amount	$ 350,000
Options to purchase an additional shares	250,000
Options shall vest, period	2 years
Executive employment agreement, description	We entered into an executive employment agreement on July 1, 2020 with Chad MacRae as the Senior Vice President Recruiters on Demand. Mr. MacRae's compensation package includes a $50,000 signing bonus and an annual base salary of $125,000. He is also entitled to earn a bonus package capped at $350,000 equal to any profit his division generates during the first full year of his employment, payable on a quarterly basis. In addition, Mr. MacRae received five-year incentive stock options to purchase 250,000 shares of the Company's common stock with an exercise price of $1.85, issuable under the 2017 Equity Incentive Plan.
Series D Preferred Stock [Member]
Subsequent Events (Textual)
Number of warrants							6.25
Number of preferred shares converted				12,900	4,840	5,000
Series E Preferred Stock [Member]
Subsequent Events (Textual)
Number of preferred shares converted							40,014
Series F Preferred Stock [Member]
Subsequent Events (Textual)
Shares issued of commonstock				803,414				138,926	803,414
Number of preferred shares converted				64,272			60,232
Forecast [Member]
Subsequent Events (Textual)
Shares issued of commonstock		2,750
Sale of future revenues, description			In consideration of increasing the amount due by $54,574, the weekly payments were reduced to $7,298 for 65 weekly payments, compared to approximately 38 payments of $10,904 required under the original agreements.
Forecast [Member] | Series D Preferred Stock [Member]
Subsequent Events (Textual)
Number of warrants		6.25
Gross proceeds		$ 50,000
Number of preferred shares converted							12,900
Forecast [Member] | Series D Preferred Stock [Member] | Investor [Member]
Subsequent Events (Textual)
Gross proceeds		$ 25,000
Forecast [Member] | Series E Preferred Stock [Member]
Subsequent Events (Textual)
Number of preferred shares converted							3,141
Forecast [Member] | Series F Preferred Stock [Member]
Subsequent Events (Textual)
Number of preferred shares converted							64,272